SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
SUBSEQUENT EVENTS
NOTE 9 - SUBSEQUENT EVENTS

9 - SUBSEQUENT EVENTS

On October 18, 2021, Yaron Elkayam was appointed President of Bloomios Private Label, LLC., a wholly owned subsidiary of Bloomios.

On October 18, 2021, the Company’s Board of Directors approved the Bloomios 2021 Incentive Stock Plan. The Company has awarded 2,600,000 of the total 3,000,000 options that are available under the plan.

On November 1, 2021, the Company issued 20,000 shares of common stock pursuant to an amendment to a senior secured convertible promissory note.

In accordance with ASC 855, the Company has analyzed its operations subsequent to September 30, 2021, through the date these financial statements were issued, and has determined that it does not have any other material subsequent events to disclose in these financial statements.

NOTE 8 - SUBSEQUENT EVENTS

On February 11, 2021, the Company entered into a non-binding Letter of (the “LOI”) with CBD Brand Partners, LLC., a Wyoming limited liability company (“CBDBP”). Under the terms of the LOI, the Company agreed to acquire CBDBP as its wholly owned subsidiary by merging CBDBP with and into a subsidiary, such that the Company would acquire all of the outstanding equity of CBDBP and the holders of the shares of CBDBP immediately prior to the Merger would receive 10,000 shares of Series A Preferred Stock, 800 shares of Series B Preferred Stock and 1,200,000 shares of Series C Preferred Stock.